NOTE RECEIVABLE	6 Months Ended
Jun. 30, 2023
Note Receivable
NOTE RECEIVABLE

7. NOTE RECEIVABLE

Balance at December 31, 2022	$169,300
Repayments	(50,307)
Foreign exchange	(3,143)
Balance at June 30, 2023	115,850

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three and Six Months Ended June 30, 2023

Expressed in Canadian Dollars (unaudited)

7. NOTE RECEIVABLE (CONT’D)

Note 1 was issued on April 4, 2021, is non-interest bearing and is secured by intellectual property. This note is measured at fair value through profit or loss. The face value of the note was US$150,000 and the original maturity date was October 21, 2022. The note was partially paid by the maturity date and a further US$50,307 was paid during the six months ended June 30, 2023.

Subsequent to the period ending June 30, 2023, the parties mutually agreed to extend the maturity date whereby a partial repayment of US$5,000 was to be paid August 30th, 2023 and US$82,500 the remaining balance was to be paid September 30th, 2023.

During the six months ended June 30, 2022, a note receivable that has been subsequently fully paid had an impairment recovery of $771,260 after the parties agreed on a repayment plan.